COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Commitments Contingencies and Guarantess [Abstract]
Schedule Of Assets To Be Acquired
The following table lists the assets and portfolio of assets that Brookfield Renewable, together with institutional partners have agreed to acquire which are subject to customary closing conditions as at December 31, 2023:

Region	Technology	Capacity	Consideration	Brookfield Renewable Economic Interest	Expected Close
China	Wind	102 MW development	CNY $84 million ($16 million)	20%	Q4 2024
China	Wind	350 MW development	CNY $577 million ($110 million)	20%	Q4 2024
Brazil	Distributed energy & storage	730 MW development	R$136 millions ($28 million)	20%	2024 - 2026
US	Distributed energy & storage	25 MW development	$20 million	25%	Q1 2024
US	Distributed energy & storage	93 MW development	$86 million	20%	Q1 2024

Summary of letters of credit issued by Brookfield Renewable
Letters of credit issued by Brookfield Renewable along with institutional partners and its subsidiaries were as at the following dates:

(MILLIONS)	2023	2022
Brookfield Renewable along with institutional partners	$100	$99
Brookfield Renewable's subsidiaries	2,026	1,510
	$2,126	$1,609